SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	5 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities		$ (14,956,000)	$ (13,471,000)	$ (14,354,000)
Holdco Nuvo Group D G Ltd [Member]
Operating activities	$ 0